Debt Including Capital Lease Obligations - Carrying and Estimated Fair Value Table (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013		Dec. 31, 2012		Sep. 30, 2012		Sep. 30, 2013 4.25% Convertible Senior Notes		Dec. 31, 2012 4.25% Convertible Senior Notes		Sep. 30, 2012 4.25% Convertible Senior Notes		Sep. 30, 2013 7.875% Senior Notes Senior notes		Feb. 28, 2013 7.875% Senior Notes Senior notes	Feb. 05, 2013 7.875% Senior Notes Senior notes	Sep. 30, 2012 7.875% Senior Notes Senior notes	Sep. 30, 2013 7.5% Senior Notes Senior notes	Feb. 05, 2013 7.5% Senior Notes Senior notes	Dec. 31, 2012 7.5% Senior Notes Senior notes		Sep. 30, 2012 7.5% Senior Notes Senior notes		Sep. 30, 2013 ABL Term Loan Line of Credit		Dec. 31, 2012 Credit Facility Revolver Line of Credit		Sep. 30, 2012 Credit Facility Revolver Line of Credit		Dec. 31, 2012 Credit Facility Term Loan Line of Credit		Sep. 30, 2012 Credit Facility Term Loan Line of Credit
Debt Instrument [Line Items]
Stated interest rate on debt instrument							4.25%		4.25%		4.25%		7.875%		7.875%	7.875%	7.50%		7.50%	7.50%
Carrying Value							$ 161,182		$ 153,082		$ 150,542		$ 422,100					$ 0		$ 106,438		$ 106,438		$ 6,750		$ 40,000		$ 20,000		$ 305,250		$ 309,375
Carrying Value - Capital lease obligations	32,171	[1]	755		761
Estimated Fair Value							196,000	[2]	174,000	[2]	175,000	[2]	453,000	[2]				0		106,000	[2]	105,000	[2]	6,000	[2]	38,000	[2]	19,000	[2]	296,000	[2]	300,000	[2]
Estimated Fair Value - Capital lease obligations	32,000	[1],[2]	700	[2]	700	[2]
Current portion of long-term debt and capital lease obligations	2,191		65,008		40,903
Total long-term debt and capital lease obligations	$ 620,012		$ 540,517		$ 546,213

[1]	Capital lease obligations at September 30, 2013 include the portion of the borrowings for the salad production and warehousing facility in the Midwest that has been placed into service. The facility is being constructed under a build-to-suit lease with the construction in progress liability included in "Accrued liabilities" and "Other liabilities" on the Condensed Consolidated Balance Sheets and then reclassified to capital lease obligation as the related leased assets are placed into service. See further description of the build-to-suit lease below.
[2]	The fair value of the senior notes is based on observable inputs, which include quoted prices for similar assets or liabilities in an active market and market-corroborated inputs (Level 2). All other debt may be traded on the secondary loan market, and the fair value is based on either the last available trading price, if recent, or trading prices of comparable debt (Level 3). See also Note 8 for discussion of fair value.